Income taxes (Schedule of detailed information about unused tax losses) (Details)	Oct. 31, 2021 USD ($)
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 33,679,177
2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,939,567
2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,631,024
2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,814,804
2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	4,136,298
2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,377,335
2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,831,707
2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,982,779
2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,319,702
2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,555,023
2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,943,054
2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,036,200
2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,895,574
2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,695,389
2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	531,199
2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	989,523
Canada [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	29,229,232
Canada [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,939,567
Canada [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,631,024
Canada [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Canada [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,671,583
Canada [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,255,401
Canada [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,358,809
Canada [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,505,914
Canada [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,825,316
Canada [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,640,613
Canada [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,984,122
Canada [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,502,035
Canada [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,803,481
Canada [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,895,257
Canada [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,695,389
Canada [Member] | 2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	531,199
Canada [Member] | 2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	989,523
Other foreign [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	4,449,945
Other foreign [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	143,221
Other foreign [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,880,897
Other foreign [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	18,526
Other foreign [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	325,793
Other foreign [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	157,463
Other foreign [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	679,089
Other foreign [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	570,901
Other foreign [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	441,019
Other foreign [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	232,719
Other foreign [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	317
Other foreign [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 0